Segment Information - Schedule of Segment Financial Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Segment Financial Information [Line items]
Net revenues	$ 413,184	$ 222,662
Total segment cost of revenues	(465,281)	(217,699)
Total segment gross (loss)/profit	(47,567)	8,011
CODM [Member]
Schedule of Segment Financial Information [Line items]
Net revenues	413,184	222,662
Electricity cost in operating mining rigs	(227,728)	(93,379)
Depreciation expense	(185,431)	(30,814)
Share-based compensation expenses	(1,154)	(1,281)
Cost of products sold	(3,822)	(63,215)
Other	(41,009)	(25,540)
Total segment cost of revenues	(459,144)	(214,229)
Total segment gross (loss)/profit	(45,960)	8,433
Self-mining [Member] | CODM [Member]
Schedule of Segment Financial Information [Line items]
Net revenues	315,226	96,538
Electricity cost in operating mining rigs	(180,191)	(57,343)
Depreciation expense	(155,183)	(23,293)
Share-based compensation expenses	(930)	(791)
Cost of products sold
Other	(16,013)	(15,292)
Total segment cost of revenues	(352,317)	(96,719)
Total segment gross (loss)/profit	(37,091)	(181)
Co-mining [Member] | CODM [Member]
Schedule of Segment Financial Information [Line items]
Net revenues	34,002
Electricity cost in operating mining rigs	(17,521)
Depreciation expense	(17,050)
Share-based compensation expenses	(100)
Cost of products sold
Other	(4,114)
Total segment cost of revenues	(38,785)
Total segment gross (loss)/profit	(4,783)
AI Cloud [Member] | CODM [Member]
Schedule of Segment Financial Information [Line items]
Net revenues	17,689	2,691
Electricity cost in operating mining rigs
Depreciation expense	(7,036)	(2,242)
Share-based compensation expenses
Cost of products sold
Other	(17,952)	(2,717)
Total segment cost of revenues	(24,988)	(4,959)
Total segment gross (loss)/profit	(7,299)	(2,268)
General hosting [Member] | CODM [Member]
Schedule of Segment Financial Information [Line items]
Net revenues	8,226	18,960
Electricity cost in operating mining rigs	(6,831)	(13,611)
Depreciation expense	(653)	(1,987)
Share-based compensation expenses	(24)	(183)
Cost of products sold
Other	(561)	(2,618)
Total segment cost of revenues	(8,069)	(18,399)
Total segment gross (loss)/profit	157	561
Membership hosting [Member] | CODM [Member]
Schedule of Segment Financial Information [Line items]
Net revenues	26,529	30,868
Electricity cost in operating mining rigs	(19,591)	(22,418)
Depreciation expense	(2,124)	(3,238)
Share-based compensation expenses	(78)	(306)
Cost of products sold
Other	(1,850)	(4,264)
Total segment cost of revenues	(23,643)	(30,226)
Total segment gross (loss)/profit	2,886	642
Cloud hash rate [Member] | CODM [Member]
Schedule of Segment Financial Information [Line items]
Net revenues	7,425	51
Electricity cost in operating mining rigs	(3,594)	(7)
Depreciation expense	(3,385)	(54)
Share-based compensation expenses	(22)	(1)
Cost of products sold
Other	(519)	(8)
Total segment cost of revenues	(7,520)	(70)
Total segment gross (loss)/profit	(95)	(19)
Sale of mining rigs and accessories [Member] | CODM [Member]
Schedule of Segment Financial Information [Line items]
Net revenues	4,087	73,554
Electricity cost in operating mining rigs
Depreciation expense
Share-based compensation expenses
Cost of products sold	(3,822)	(63,215)
Other		(641)
Total segment cost of revenues	(3,822)	(63,856)
Total segment gross (loss)/profit	$ 265	$ 9,698